Expense Example {- Franklin Small Cap Value Fund} - Franklin Value Investors Trust-32 - Franklin Small Cap Value Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 654
3 years	877
5 years	1,117
10 years	1,805
Class C
Expense Example:
1 year	286
3 years	578
5 years	995
10 years	2,159
Class R
Expense Example:
1 year	135
3 years	424
5 years	733
10 years	1,612
Class R6
Expense Example:
1 year	66
3 years	217
5 years	380
10 years	855
Advisor Class
Expense Example:
1 year	85
3 years	267
5 years	465
10 years	$ 1,037